LICENSE RIGHTS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
License Rights [Abstract]
License Rights Disclosure [Text Block]
17.	LICENSE RIGHTS

Pursuant to an agreement dated August 1, 2006 between Infinity Environmental Group Limited (“Infinity”) and the Company, the Company was granted an A Power Technology License with the condition that the Company was required to pay the license fee covering 500 units of APM as performance payment to Infinity on or before July 31, 2008. This license allows the Company to develop service, manage and supply A Power Technology Farms in the P.R.C. using the A Power Technology, but subject to a condition that the Company is required to pay a license fee to Infinity once the Company has sold the license to its customer. Under the said license, the Company has the right to authorize developers and/or joint venture partners to develop A Power Technology Farms in the P.R.C. Infinity is a company incorporated in Australia. An impairment loss made for the three months ended and the nine months ended September 30, 2014 and 2013 are $0 and allowance for accumulated impairment losses has been recorded as of September 30, 2014 and December 31, 2013 are $1.

18. LICENSE RIGHTS

Pursuant to an agreement dated August 1, 2006 between Infinity Environmental Group Limited (“Infinity”) and the Company, the Company was granted an A Power Technology License with the condition that the Company was required to pay the license fee covering 500 units of APM as performance payment to Infinity on or before July 31, 2008. This license allows the Company to develop service, manage and supply A Power Technology Farms in the PRC using the A Power Technology, but subject to a condition that the Company is required to pay a license fee to Infinity once the Company has sold the license to its customer. Under the said license, the Company has the right to authorize developers and/or joint venture partners to develop A Power Technology Farms in the PRC. Infinity is a company incorporated in Australia. An impairment loss made for the years ended December 31, 2013 and 2012 are $1 and $0, respectively.